Contents of Significant Accounts - Summary of Provisions (Detail) - TWD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Contents Of Significant Accounts [Abstract]
Onerous Contracts (classified under other current liabilities)	$ 281,244	$ 57,800
Decommissioning Liabilities (classified under other noncurrent liabilities)	695,168	602,433
Total	$ 976,412	$ 660,233